DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	P (281) 702-2137 F (877) 639-0675

October 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Timothy Plan, 497 Supplemental Filing
Securities Act File No. 033-73248
Investment Company Act File No. 811-08228

Ladies and Gentlemen:

On behalf of the above-referenced registrant, Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on September 28, 2011 (Accession No. 0000910472-11-001846), to the Prospectus dated January 31, 2011, for the Timothy Plan Family of Funds Prospectus.

We have reviewed the proposed filing, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 497.

Any questions or comments on the Amendment should be directed to the undersigned at the above-listed number.

Very truly yours,

DAVID JONES & ASSOC., P.C.

David D. Jones